Supplemental Information on Natural Gas Mineral Operations (Unaudited) - Schedule of Changes in Standardized Measure of Discounted Future Net Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Oil and Gas Disclosure [Abstract]
Standardized measure of discounted future net cash flows at the beginning of the period	$ 61,933	$ 50,663
Net changes in prices and production costs	44,893	(2,491)
Purchase of minerals in place	195,062	12,081
Extension and discoveries	34,223	4,951
Revisions of previous quantity estimates	(2,640)	7,017
Natural gas and oil produced during the period	(50,075)	(12,702)
Accretion of discount	7,215	5,684
Net changes in income taxes	(17,143)	(3,301)
Net changes in timing of production and other	(7,142)	31
Standardized measure of discounted future net cash flows at the end of the period	$ 266,326	$ 61,933